FAIR VALUE MEASUREMENTS - Key Assumptions Used for Valuation (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.650	0.750
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.001	0.003
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.2	2.3
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.068	0.400